Dividends	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Dividends

22. Dividends

During 2014, the Company declared and paid three consecutive quarterly dividends of $0.06 per common share followed by one quarterly dividend of $0.04 per common share, totaling $18,358.

During 2014, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series B Preferred Shares, totaling $3,200, one quarterly dividend of $0.46667 followed by one quarterly dividend of $0.50 per share of Series C Preferred Shares, totaling $2,223, and one quarterly dividend of $0.66667 per share of Series D Preferred Shares, totaling $2,134.